Income Taxes (Tables)	12 Months Ended
Mar. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
Loss before income taxes and the income tax (expense) benefit include the following (in thousands):

	Fiscal Year Ended March 31,
	2018	2019	2020
Domestic	$(64,391)	$(163,385)	$(245,177)
Foreign	12,616	23,474	26,644
Total	$(51,775)	$(139,911)	$(218,533)

Schedule of Income Tax Provision/(Benefit)
The income tax provision includes the following (in thousands):

	Fiscal Year Ended March 31,
	2018	2019	2020
Income tax (benefit) expense
Federal	$(393)	$3,213	$198,307
State	1,198	575	47,992
Foreign	11,638	5,920	12,468
Total current tax position	12,443	9,708	258,767
Federal	(72,336)	(29,021)	(50,086)
State	(990)	(5,464)	(5,839)
Foreign	(114)	1,060	(3,351)
Total deferred tax provision	(73,440)	(33,425)	(59,276)
Total income tax (benefit) expense	$(60,997)	$(23,717)	$199,491

Schedule of Tax Rate Reconciliation
The tax rate reconciliation is as follows (in thousands):

	Fiscal Year Ended March 31,
	2018	2019	2020
Income tax (benefit) at U.S. federal statutory income tax rate	$(16,309)	$(29,381)	$(45,892)
State and local tax expense	208	(4,890)	(3,100)
Foreign tax rate differential	3,619	2,051	3,521
Branch income	384	1,824	1,601
Non-deductible expenses	8,645	11,807	35,874
Tax credits	(6,173)	(13,233)	(35,354)
Sharing of consolidated tax attributes	(8,890)	—	—
Foreign derived intangibles deduction	—	(1,790)	(3,901)
Tax associated with reorganization	—	—	251,819
Changes in tax law	(50,033)	—	—
Changes in valuation allowance	5,133	6,087	(9,682)
Foreign withholding tax	2,701	3,086	4,231
Other adjustments	(282)	722	374
Total income tax (benefit) expense	$(60,997)	$(23,717)	$199,491

Schedule of Deferred Tax Assets and Liabilities
Temporary differences and carryforwards that give rise to a significant portion of deferred tax assets and liabilities are as follows (in thousands):

	March 31,
	2019	2020
Deferred revenue	$4,752	$27,681
Capitalized research and development costs	—	11,140
Accrued expenses	5,983	6,625
Share-based compensation	4,776	16,660
Fixed assets	447	279
Net operating loss carryforwards	4,470	4,046
Other tax carryforwards, primarily foreign tax credits	32,630	14,603

Other	1,183	2,823
Total deferred tax assets before valuation allowance	54,241	83,857
Less: valuation allowance	(31,678)	(21,996)
Net deferred tax assets	22,563	61,861
Intangible assets	51,531	40,270
Capitalized research and development costs	822	—
State taxes	6,090	251
Other	1,040	880
Total deferred tax liabilities	59,483	41,401
Net deferred tax (liabilities) assets	$(36,920)	$20,460
Long-term deferred tax assets	10,678	20,460
Long-term deferred tax liabilities	(47,598)	—
Net deferred tax (liabilities) assets	$(36,920)	$20,460
At March 31, 2019 and 2020, the Company had net operating losses (tax-effected) and tax credit carryforwards for income tax purposes before valuation allowance of, $37.1 million and $18.6 million, respectively, that expire in the tax years as follows (in thousands):

	Fiscal Year Ended March 31,		Expiration
	2019	2020
Non-U.S. net operating losses	$4,301	$3,726	Indefinite
Non-U.S. net operating losses	169	159	2021 - 2026
U.S. federal and state tax carryforwards	2,657	161	Indefinite
U.S. federal and state tax carryforwards, primarily foreign tax credits	29,973	14,603	2026 - 2027
Total carryforwards	$37,100	$18,649

Schedule of Net Operating Loss Carryforwards
At March 31, 2019 and 2020, the Company had net operating losses (tax-effected) and tax credit carryforwards for income tax purposes before valuation allowance of, $37.1 million and $18.6 million, respectively, that expire in the tax years as follows (in thousands):

	Fiscal Year Ended March 31,		Expiration
	2019	2020
Non-U.S. net operating losses	$4,301	$3,726	Indefinite
Non-U.S. net operating losses	169	159	2021 - 2026
U.S. federal and state tax carryforwards	2,657	161	Indefinite
U.S. federal and state tax carryforwards, primarily foreign tax credits	29,973	14,603	2026 - 2027
Total carryforwards	$37,100	$18,649

Schedule of Reconciliation of Unrecognized Tax Benefits
The following is a tabular reconciliation of the total amounts of unrecognized tax benefits for the years ended March 31, 2018, 2019, and 2020 (in thousands):

	Fiscal Year Ended March 31,
	2018	2019	2020
Gross unrecognized tax benefit, beginning of year	$8,770	$9,143	$9,653
Gross increases to tax positions for prior periods	257	20	438
Gross decreases to tax positions for prior periods	(482)	(70)	(6,210)
Gross increases to tax positions for current period	598	560	13,543
Gross unrecognized tax benefit, end of year	$9,143	$9,653	$17,424